Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (164,875)	$ (41,587)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for losses on receivables	60,749	21,294
Depreciation and amortization expense	2,392	1,108
Change in deferred fees and costs, net	1,827	1,103
Change in fair value of warrants	39,629	14,419
Change in fair value of subordinated convertible notes	41,877	4,000
Change in fair value of contingent consideration from mergers and acquisitions	6,229
Gain on PPP Loan forgiveness	(3,207)
Gains on foreign currency translation	(431)	(179)
Stock compensation expense	5,039	1,650
Changes in assets and liabilities, net of effects of business combination:
Accrued interest receivable	(449)	231
Other assets	(17,050)	(4,199)
Accounts payable and accrued liabilities	19,701	5,188
Net cash (used in) provided by operating activities	(8,569)	3,028
Cash flows from investing activities:
Net originations and collections of finance receivables	(131,737)	(41,562)
Purchase of property, equipment and software	(479)	(1,185)
Acquisition of Malka Media Group LLC, net of cash acquired	(12,145)
Net cash used in investing activities	(144,361)	(42,747)
Cash flows from financing activities:
Repayments to secured/senior lenders	(798)	(18,333)
Repayment of related party loan	(5,000)
Proceeds from issuance of related party loan		5,000
Proceeds from issuance of special purpose vehicle credit facilities	146,000
Proceeds from issuance of subordinated convertible notes	36,750	10,000
Borrowings from secured lenders	20,000	16,697
Payment of deferred financing costs	(5,147)
Redemption of founders common stock	(9,700)
Payment of redeemed stock options	(12,741)
Proceeds from issuance of common stock related to exercise of stock options and warrants	252	134
Proceeds from reverse capitalization, net of transaction costs	293,239
Issuance of Series C-1 preferred stock		12,025
Contributions from redeemable noncontrolling interests	53,000	10,750
Redemptions by redeemable noncontrolling interests	(127,391)	(17,645)
Distributions to noncontrolling interests	(10,237)	(3,795)
Net cash provided by financing activities	378,227	14,833
Net change in cash and restricted cash	225,297	(24,886)
Cash and restricted cash, beginning of year	20,927	45,813
Cash and restricted cash, end of year	246,224	20,927
Supplemental disclosure of cash flow information:
Cash paid for interest	4,378	3,090
Supplemental disclosure of non-cash investing and financing activities:
Accrued dividends on redeemable convertible preferred stock	(14,292)	(17,209)
Series C-1 redeemable convertible preferred stock issued to acquire WTI		27,929
Conversion of preferred stock to common stock	302,475
Issuance of common stock related to convertible debt	92,627
Issuance of common stock related to warrants exercised	85,502
Acquisition of private warrants	$ 29,466